SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reclassification	Reclassification: Certain reclassifications to the 2012 financial statements have been made to conform to the current year presentation.